LOANS TO THIRD PARTY	12 Months Ended
Dec. 31, 2013
LOANS TO THIRD PARTY [Abstract]
LOANS TO THIRD PARTY
6.	LOANS TO THIRD PARTY

The Company entered into three loan agreements with Chengdu JinhuaTianchuang Investment Co., Ltd. ("Chengdu Jinhua"), a third party, and China Mingsheng Banking Co., Ltd. whereby the Company loaned RMB99 million, RMB25.8 million and RMB15 million (a total of RMB139.8 million or $22.2 million) to Chengdu Jinhua for one year commencing January 24, January 24 and February 18, 2011, respectively, at an interest rate of 6.39% per annum. For the year ended December 31, 2011 and 2012, the Company recorded interest income of $1,193,226 and $453,602, respectively. The terms of the loans were subsequently extended to March 31, 2012 at an interest rate of 7.93% per annum for the extended period. These loans were fully settled at the end of March 2012.